As filed with the Securities and Exchange Commission on August 15, 2014.

Registrations Nos. 333-160773

811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☑

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 290	☑

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life & Annuity Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on , pursuant to paragraph (b) of Rule 485

☑	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on , pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under Pacific Destinations individual flexible premium deferred variable annuity contracts.

Filing fee: None

Prospectus

(Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-147281 filed on April 17, 2014, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-147281 filed on April 17, 2014, and incorporated by reference herein.)

Supplement dated October 14, 2014 to the Prospectus dated May 1, 2014 for the Pacific Destinations variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life & Annuity Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2014. The changes in this supplement are effective November 3, 2014.

The purpose of this supplement is to add one new optional death benefit rider (subject to availability) called Stepped-Up Death Benefit II and make other changes to the death benefit amount provided under the Contract. If your Contract was issued before November 3, 2014, these changes do not affect the benefits provided under your Contract.

The OVERVIEW section is amended as follows:

The Optional Riders subsection is amended to include the following:

Stepped-Up Death Benefit II

This optional Rider offers you the ability to lock in market gains for your beneficiaries with a stepped-up death benefit, which is the highest Contract Value on any previous Contract Anniversary (prior to the oldest of the Owner’s or Annuitant’s 81st birthday) adjusted for additional Purchase Payments and withdrawals. You can only buy this Rider when you buy your Contract.

See the Stepped-Up Death Benefit II section below for more information.

The Separate Account A Annual Expenses table and applicable footnotes are replaced with the following:

Separate Account A Annual Expenses (as a percentage of the average daily Variable Account Value4):

	Without any Death Benefit Rider	With Stepped-Up Death Benefit II Rider Only	With Stepped-Up Death Benefit Rider Only
• Mortality and Expense Risk Charge[5]	0.60%	0.60%	0.60%
• Administrative Fee[5]	0.15%	0.15%	0.15%
• Death Benefit Rider Charge[5,6]	N/A	0.20%	0.20%

• Total Separate Account A Annual Expenses	0.75%	0.95%	0.95%

[4]	The Variable Account Value is the value of your Variable Investment Options on any Business Day.

[5]	This is an annual rate and is assessed on a daily basis. The daily rate is calculated by dividing the annual rate by 365.

[6]

If you buy an optional death benefit rider, we will add this charge to the Mortality and Expense Risk Charge until, and including, your Annuity Date. Only one death benefit rider may be owned or in effect at the same time.

The CHARGES, FEES AND DEDUCTIONS section is amended as follows:

The Mortality and Expense Risk Charge – Increase in Risk Charge if an Optional Death Benefit Rider is Purchased subsection is amended with the following:

We increase your Risk Charge by an annual rate equal to 0.20% of each Subaccount’s assets if you purchase the Stepped-Up Death Benefit II. The total Risk Charge annual rate will be 0.80% if the Stepped-Up Death Benefit II is purchased. Any increase in your Risk Charge will not continue after the Annuity Date.

The DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS section is amended as follows:

The Death Benefit subsection is amended with the following:

Death Benefit Amount (For Contracts issued on or after November 3, 2014)

If the sole surviving Annuitant or an Owner dies before the Annuity Date, we calculate the Death Benefit Amount as of the Notice Date and the death benefit proceeds will be paid in accordance with the Death Benefit Proceeds section in the Prospectus.

Here are a few definitions regarding the Death Benefit Amount:

Total Adjusted Purchase Payments – The sum of all Purchase Payments made to the Contract, reduced by a Pro Rata Reduction for each prior withdrawal. This amount may be adjusted if there is an Owner change as described below.

Pro Rata Reduction – The reduction percentage that is calculated at the time of a withdrawal by dividing the amount of the withdrawal by the Contract Value immediately prior to the withdrawal. The reduction made, when the Contract Value is less than the sum of all Purchase Payments made into the Contract, may be greater than the actual amount withdrawn.

The Death Benefit Amount as of any Business Day before the Annuity Date is equal to the greater of:

•	your Contract Value as of that day, or

•	the Total Adjusted Purchase Payments.

If there is an Owner change to someone other than the previous Owner’s spouse, to a Trust or non-natural entity where the Owner and Annuitant are not the same person prior to the Owner change, or if an Owner is added that is not the Owner’s spouse, the Total Adjusted Purchase Payments on the effective date of the Owner change (“Change Date”) will be reset to the lesser of:

•	the Contract Value as of the Change Date, or

•	the Total Adjusted Purchase Payments as of the Change Date.

After the Change Date, the Total Adjusted Purchase Payments will be increased by any Purchase Payments made after the Change Date and will be reduced by a Pro Rata Reduction for any withdrawals made after the Change Date. An Owner change to a Trust or non-natural entity where the Owner and the Annuitant are the same person prior to the Owner change will not trigger a reset.

See DEATH BENEFIT AMOUNT AND STEPPED-UP DEATH BENEFIT II SAMPLE CALCULATIONS below for numerical examples.

The following new optional death benefit riders are added:

Stepped-Up Death Benefit II

This optional Rider offers you the ability to lock in market gains for your beneficiaries with a stepped-up death benefit, which is the highest Contract Value on any previous Contract Anniversary (prior to the oldest of the Owner’s or Annuitant’s 81st birthday) increased by the amount of additional Purchase Payments and decreased by withdrawals that you make.

Purchasing the Rider

You may purchase this optional Rider at the time your application is completed. You may not purchase this Rider after the Contract Date. This Rider may only be purchased if the age of each Owner and Annuitant is 75 or younger on the Contract Date. An Owner change may only be elected if the age of any new Owner is 75 years or younger on the effective date of the Owner change (see the Owner Change subsection below).

How the Rider Works

Here are a few definitions regarding the Death Benefit Amount:

Total Adjusted Purchase Payments – The sum of all Purchase Payments made to the Contract, reduced by a Pro Rata Reduction for each prior withdrawal. This amount may be adjusted if there is an Owner change as described below.

Pro Rata Reduction – The reduction percentage that is calculated at the time of a withdrawal by dividing the amount of the withdrawal by the Contract Value immediately prior to the withdrawal. The reduction made, when the Contract Value is less than the sum of all Purchase Payments made into the Contract, may be greater than actual amount withdrawn.

If you purchase this Rider at the time your application is completed, upon the death of an Owner or sole surviving Annuitant (first Annuitant for Non-Natural Owners), prior to the Annuity Date, the death benefit proceeds will be equal to the greater of (a) or (b) below:

(a)	the Death Benefit Amount (as of the Notice Date) as described in the Death Benefit Amount section above.

(b)	the Guaranteed Minimum Death Benefit Amount as of the Notice Date.

The actual Guaranteed Minimum Death Benefit Amount is calculated only when death benefit proceeds become payable as a result of the death of an Owner or the sole surviving Annuitant (first Annuitant for Non-Natural Owners), prior to the Annuity Date. The Guaranteed Minimum Death Benefit Amount may be different if an Owner change occurs (see the Owner Change subsection below).

First we calculate what the Death Benefit Amount would have been as of your first Contract Anniversary and each subsequent Contract Anniversary that occurs before death benefit proceeds become payable and before the oldest Owner or Annuitant reaches his or her 81st birthday (each of these Contract Anniversaries is a “Milestone Date”).

We then adjust the Death Benefit Amount for each Milestone Date by:

•	adding the aggregate amount of any Purchase Payments received by us since the Milestone Date, and

•

subtracting a Pro Rata Reduction for each withdrawal that has occurred since that Milestone Date. The reduction made, when the Contract Value is less than aggregate Purchase Payments made into the Contract, may be greater than the actual amount withdrawn.

The highest of these adjusted Death Benefit Amounts for each Milestone Date, as of the Notice Date, is your Guaranteed Minimum Death Benefit Amount if you purchase this Rider and no Owner change occurred as outlined in the Owner Change subsection below. Calculation of any actual Guaranteed Minimum Death Benefit Amount is only made once death benefit proceeds become payable under your Contract.

Owner Change

If there is an Owner change to someone other than the previous Owner’s spouse, to a Trust or non-natural entity where the Owner and Annuitant are not the same person prior to the Owner change, or if an Owner is added that is not the Owner’s spouse, the Guaranteed Minimum Death Benefit Amount will be reset to equal the Total Adjusted Purchase Payments amount (under the Death Benefit Amount) on the effective date of the Owner change (the “Change Date”). An Owner change to a Trust or non-natural entity where the Owner and the Annuitant are the same person prior to the Owner change will not trigger a reset.

On each Contract Anniversary after the Change Date and before the oldest Owner or Annuitant reaches his or her 81st birthday (each of these Contract Anniversaries is a “Milestone Date”), we recalculate the Death Benefit Amount for each Milestone Date and set it equal to the greater of:

•	the Contract Value on that Contract Anniversary, or

•	the Total Adjusted Purchase Payments on the Change Date.

We then adjust the Death Benefit Amount for each Milestone Date by:

•	adding the aggregate amount of Purchase Payments received by us since that Milestone Date, and

•	subtracting a Pro Rata Reduction for each withdrawal that has occurred since that Milestone Date.

The highest of these adjusted Death Benefit Amounts for each Milestone Date, as of the Notice Date, is your Guaranteed Minimum Death Benefit Amount if you purchase this Rider. Calculation of any actual Guaranteed Minimum Death Benefit Amount is only made once death benefit proceeds become payable under your Contract.

Any death benefit paid under this Rider will be paid in accordance with the Death Benefit Proceeds section in the Prospectus.

See DEATH BENEFIT AMOUNT AND STEPPED-UP DEATH BENEFIT II SAMPLE CALCULATIONS below for numerical examples.

Termination

The Rider will remain in effect until the earlier of:

•	the date a full withdrawal of the amount available for withdrawal is made under the Contract,

•	the date death benefit proceeds become payable under the Contract (except where the spouse of the deceased Owner continues the Contract, see DEATH BENEFITS – Spousal Continuation in the Prospectus),

•	the date the Contract is terminated in accordance with the provisions of the Contract, or

•	the Annuity Date.

The Rider may not otherwise be cancelled.

DEATH BENEFIT AMOUNT AND STEPPED-UP DEATH BENEFIT II SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the Death Benefit Amount under the Contract and the optional Stepped-Up Death Benefit II and to demonstrate how Purchase Payments and withdrawals made from the Contract may affect the values and benefits. There may be minor differences in the calculations due to rounding. These examples are not intended to reflect what your actual death benefit proceeds will be or serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

THE EXAMPLES BELOW ASSUME NO OWNER CHANGE OR AN OWNER CHANGE TO THE PREVIOUS OWNER’S SPOUSE

Death Benefit Amount

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $25,000 is received in Contract Year 3.

•	A withdrawal of $35,000 is taken during Contract Year 6.

•	A withdrawal of $10,000 is taken during Contract Year 11.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Total Adjusted Purchase Payments[1]
1	$100,000		$96,500	$100,000
2			$103,000	$100,000
3			$106,090	$100,000
Activity	$25,000		$133,468	$125,000
4			$134,458	$125,000
5			$138,492	$125,000
6			$142,647	$125,000
Activity		$35,000	$110,844	$95,000
7			$111,666	$95,000
8			$103,850	$95,000
9			$96,580	$95,000
10			$89,820	$95,000
11			$83,530	$95,000
Activity		$10,000	$73,530	$83,629
12			$68,383	$83,629
13			$63,596	$83,629
14 Death Occurs			$59,144	$83,629

[1]	The greater of the Contract Value or the Total Adjusted Purchase Payments represents the Death Benefit Amount.

On the Rider Effective Date, the initial values are set as follows:

•	Total Adjusted Purchase Payment = Initial Purchase Payment = $100,000

•	Contract Value = Initial Purchase Payment less sales charge = $96,500

During Contract Year 3, an additional Purchase Payment of $25,000 was made. The Total Adjusted Purchase Payment amount increased to $125,000. The Contract Value increased to $133,468.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Total Adjusted Purchase Payment amount on a pro rata basis to $95,000 and decreased the Contract Value to $110,844. Numerically, the new Total Adjusted Purchase Payment amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the percentage is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%).

Second, determine the new Total Adjusted Purchase Payment amount. The Total Adjusted Purchase Payment amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payment amount is $95,000 (Total Adjusted Purchase Payment amount prior to the withdrawal × (1 − Pro Rata Reduction); $125,000 × (1 − 24.00%); $125,000 × 76.00% = $95,000).

During Contract Year 11, a withdrawal of $10,000 was made. This withdrawal reduced the Total Adjusted Purchase Payment amount on a pro rata basis to $83,629 and decreased the Contract Value to $73,530. Numerically, the new Total Adjusted Purchase Payment amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($83,530, which equals the $73,530 Contract Value after the withdrawal plus the $10,000 withdrawal amount). Numerically, the percentage is 11.97% ($10,000 ÷ $83,530 = 0.1197 or 11.97%).

Second, determine the new Total Adjusted Purchase Payment amount. The Total Adjusted Purchase Payment amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payment amount is $83,629 (Total Adjusted Purchase Payment prior to the withdrawal × (1 − Pro Rata Reduction); $95,000 × (1 − 11.97%); $95,000 × 88.03% = $83,629).

During Contract Year 14, death occurs. The Death Benefit Amount will be the Total Adjusted Purchase Payments ($83,629) because that amount is greater than the Contract Value ($59,144).

Using the table above, if death occurred in Contract Year 7, the Death Benefit Amount would be the Contract Value ($111,666) because that amount is greater than the Total Adjusted Purchase Payment of $95,000.

Stepped-Up Death Benefit II

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $25,000 is received in Contract Year 3.

•	A withdrawal of $35,000 is taken during Contract Year 6.

•	Annual Step-Ups occur on each of the first 7 Contract Anniversaries.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Total Adjusted Purchase Payments[1]	Guaranteed Minimum (Stepped-Up) Death Benefit Amount
1	$100,000		$96,500	$100,000	$100,000
2			$103,000	$100,000	$103,000
3			$106,090	$100,000	$106,090
Activity	$25,000		$133,468	$125,000	$131,090
4			$134,458	$125,000	$134,458
5			$138,492	$125,000	$138,492
6			$142,647	$125,000	$142,647
Activity		$35,000	$110,844	$95,000	$108,412
7			$111,666	$95,000	$111,666
8			$103,850	$95,000	$111,666
9			$96,580	$95,000	$111,666
Death Occurs			$89,820	$95,000	$111,666

[1]	The greater of the Contract Value or the Total Adjusted Purchase Payments represents the Death Benefit Amount.

On the Rider Effective Date, the initial values are set as follows:

•	Total Adjusted Purchase Payment = Initial Purchase Payment = $100,000

•	Guaranteed Minimum (Stepped-Up) Death Benefit Amount = Initial Purchase Payment = $100,000

•	Contract Value = Initial Purchase Payment less sales charge = $96,500

During Contract Year 3, an additional Purchase Payment of $25,000 was made. This results in an increase in the Total Adjusted Purchase Payment amount to $125,000. The Contract Value increased to $133,468 and the Guaranteed Minimum (Stepped-Up) Death Benefit Amount increased to $131,090.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Total Adjusted Purchase Payment amount on a pro rata basis to $95,000 and decreased the Contract Value to $110,844. In addition, the Guaranteed Minimum (Stepped-Up) Death Benefit Amount was reduced on a pro rata basis to $108,412. Numerically, the new Total Adjusted Purchase Payment and Guaranteed Minimum (Stepped-Up) Death Benefit Amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the percentage is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%).

Second, determine the new Total Adjusted Purchase Payment amount. The Total Adjusted Purchase Payment amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payment amount is $95,000 (Total Adjusted Purchase Payment amount prior to the withdrawal × (1 − Pro Rata Reduction); $125,000 × (1 − 24.00%); $125,000 × 76.00% = $95,000).

Third, determine the new Guaranteed Minimum (Stepped-Up) Death Benefit Amount. The Guaranteed Minimum (Stepped-Up) Death Benefit Amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Guaranteed Minimum (Stepped-Up) Death Benefit Amount is $108,412 (Guaranteed Minimum (Stepped-Up) Death Benefit Amount prior to the withdrawal × (1 − Pro Rata Reduction); $142,647 × (1 − 24.00%); $142,647 × 76.00% = $108,412).

During Contract Year 9, death occurs. The death benefit proceeds are the greater of the Death Benefit Amount (Contract Value or Total Adjusted Purchase Payments) or the Guaranteed Minimum (Stepped-Up) Death Benefit Amount. The Death Benefit Amount is $95,000 because the Total Adjusted Purchase Payment Amount ($95,000) is greater than the Contract Value ($89,820). The death benefit proceeds are equal to the Guaranteed Minimum (Stepped-Up) Death Benefit Amount of $111,666 because it is greater than the Death Benefit Amount (Total Adjusted Purchase Payments of $95,000).

THE EXAMPLES BELOW ASSUME OWNER CHANGE TO SOMEONE OTHER THAN PREVIOUS OWNER’S SPOUSE, TO A TRUST OR NON-NATURAL ENTITY WHERE THE OWNER AND ANNUITANT ARE NOT THE SAME PERSON PRIOR TO THE CHANGE OR IF AN OWNER IS ADDED THAT IS NOT A SPOUSE OF THE OWNER

Death Benefit Amount

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $25,000 is received in Contract Year 3.

•	A withdrawal of $35,000 is taken during Contract Year 6.

•	Owner change to someone other than previous Owner’s Spouse during Contract Year 8.

•	A withdrawal of $10,000 is taken during Contract Year 11.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Total Adjusted Purchase Payments[1]
1	$100,000		$96,500	$100,000
2			$103,000	$100,000
3			$106,090	$100,000
Activity	$25,000		$133,468	$125,000
4			$134,458	$125,000
5			$138,492	$125,000
6			$142,647	$125,000
Activity		$35,000	$110,844	$95,000
7			$111,666	$95,000
8			$103,850	$95,000
Owner Change			$100,735	$95,000
9			$96,580	$95,000
10			$89,820	$95,000
11			$83,530	$95,000
Activity		$10,000	$73,530	$83,629
12			$68,383	$83,629
13			$63,596	$83,629
14 Death Occurs			$59,144	$83,629

[1]	The greater of the Contract Value or the Total Adjusted Purchase Payments represents the Death Benefit Amount.

On the Rider Effective Date, the initial values are set as follows:

•	Total Adjusted Purchase Payment = Initial Purchase Payment = $100,000

•	Contract Value = Initial Purchase Payment less sales charge = $96,500

During Contract Year 3, an additional Purchase Payment of $25,000 was made. The Total Adjusted Purchase Payment amount increased to $125,000. The Contract Value increased to $133,468.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Total Adjusted Purchase Payment amount on a pro rata basis to $95,000 and decreased the Contract Value to $110,844. Numerically, the new Total Adjusted Purchase Payment amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the percentage is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%).

Second, determine the new Total Adjusted Purchase Payment amount. The Total Adjusted Purchase Payment amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payment amount is $95,000 (Total Adjusted Purchase Payment amount prior to the withdrawal × (1 − Pro Rata Reduction); $125,000 × (1 − 24.00%); $125,000 × 76.00% = $95,000).

During Contract Year 8, an Owner change to someone other than the previous Owner’s spouse occurred. The Total Adjusted Purchase Payments on the effective date of the Owner change (the “Change Date”) will be reset to equal the lesser of the Contract Value as of the Change Date or the Total Adjusted Purchase Payments as of the Change Date. Numerically, the Total Adjusted Purchase Payments amount will be $95,000 since the Total Adjusted Purchase Payments as of the Change Date ($95,000) is less than the Contract Value as of the Change Date ($100,735).

After the Change Date, the Total Adjusted Purchase Payments will be increased by any Purchase Payments made after the Change Date and will reduced by any Pro Rata Reduction for withdrawals made after the Change Date.

During Contract Year 11, a withdrawal of $10,000 was made. This withdrawal reduced the Total Adjusted Purchase Payments amount on a pro rata basis to $83,629 and decreased the Contract Value to $73,530. Numerically, the new Total Adjusted Purchase Payments amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($83,530, which equals the $73,530 Contract Value after the withdrawal plus the $10,000 withdrawal amount). Numerically, the percentage is 11.97% ($10,000 ÷ $83,530 = 0.1197 or 11.97%).

Second, determine the new Total Adjusted Purchase Payments amount. The Total Adjusted Purchase Payments amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payments amount is $83,629 (Total Adjusted Purchase Payments amount prior to the withdrawal × (1 − Pro Rata Reduction); $95,000 × (1 − 11.97%); $95,000 × 88.03% = $83,629).

During Contract Year 14, death occurs. The Death Benefit Amount will be the Total Adjusted Purchase Payments ($83,629) because that amount is greater than the Contract Value ($59,144).

Using the table above, if death occurred in Contract Year 7, the Death Benefit Amount would be the Contract Value ($111,666) because that amount is greater than the Total Adjusted Purchase Payment of $95,000.

Stepped-Up Death Benefit II

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $25,000 is received in Contract Year 3.

•	Owner change to someone other than previous Owner’s Spouse during Contract Year 5.

•	A withdrawal of $35,000 is taken during Contract Year 6.

•	Annual Step-Ups occur on each of the first 7 Contract Anniversaries.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Total Adjusted Purchase Payments[1]	Guaranteed Minimum (Stepped-Up) Death Benefit Amount
1	$100,000		$96,500	$100,000	$100,000
2			$103,000	$100,000	$103,000
3			$106,090	$100,000	$106,090
Activity	$25,000		$133,468	$125,000	$131,090
4			$134,458	$125,000	$134,458
5			$138,492	$125,000	$138,492
Owner Change			$140,569	$125,000	$125,000
6			$142,647	$125,000	$142,647
Activity		$35,000	$110,844	$95,000	$108,412
7			$111,666	$95,000	$111,666
8			$103,850	$95,000	$111,666
9			$96,580	$95,000	$111,666
Death Occurs			$89,820	$95,000	$111,666

[1]	The greater of the Contract Value or the Total Adjusted Purchase Payments represents the Death Benefit Amount.

On the Rider Effective Date, the initial values are set as follows:

•	Total Adjusted Purchase Payment = Initial Purchase Payment = $100,000

•	Guaranteed Minimum (Stepped-Up) Death Benefit Amount = Initial Purchase Payment = $100,000

•	Contract Value = Initial Purchase Payment less sales charge = $96,500

During Contract Year 3, an additional Purchase Payment of $25,000 was made. This results in an increase in the Total Adjusted Purchase Payment amount to $125,000. The Contract Value increased to $133,468 and the Guaranteed Minimum (Stepped-Up) Death Benefit Amount increased to $131,090.

During Contract Year 5, an Owner change to someone other than the previous Owner’s spouse occurred. The Total Adjusted Purchase Payments on the effective date of the Owner change (the “Change Date”) will be reset to equal the lesser of the Contract Value as of the Change Date or the Total Adjusted Purchase Payments as of the Change Date. Numerically, the Total Adjusted Purchase Payments amount will be $125,000 since the Total Adjusted Purchase Payments as of the Change Date ($125,000) is less than the Contract Value as of the Change Date ($140,569). In addition, the Guaranteed Minimum (Stepped-Up) Death Benefit Amount will be reset to equal the Total Adjusted Purchase Payments amount ($125,000) as of the Change Date.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Total Adjusted Purchase Payments amount on a pro rata basis to $95,000 and decreased the Contract Value to $110,844. In addition, the Guaranteed Minimum (Stepped-Up) Death Benefit Amount was reduced on a pro rata basis to $108,412. Numerically, the new Total Adjusted Purchase Payments amount and Guaranteed Minimum (Stepped-Up) Death Benefit Amount are calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the percentage is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%).

Second, determine the new Total Adjusted Purchase Payments amount. The Total Adjusted Purchase Payments amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payments amount is $95,000 (Total Adjusted Purchase Payments amount prior to the withdrawal × (1 − Pro Rata Reduction); $125,000 × (1 − 24.00%); $125,000 × 76.00% = $95,000).

Third, determine the new Guaranteed Minimum (Stepped-Up) Death Benefit Amount. The Guaranteed Minimum (Stepped-Up) Death Benefit Amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Guaranteed Minimum (Stepped-Up) Death Benefit Amount is $108,412 (Guaranteed Minimum (Stepped-Up) Death Benefit Amount prior to the withdrawal × (1 − Pro Rata Reduction); $142,647 × (1 − 24.00%); $142,647 × 76.00% = $108,412).

During Contract Year 9, death occurs. The death benefit proceeds are the greater of the Death Benefit Amount (Contract Value or Total Adjusted Purchase Payments) or the Guaranteed Minimum (Stepped-Up) Death Benefit Amount. The Death Benefit Amount is $95,000 because the Total Adjusted Purchase Payments ($95,000) is greater than the Contract Value ($89,820). The death benefit proceeds are equal to the Guaranteed Minimum (Stepped-Up) Death Benefit Amount of $111,666 because it is greater than the Death Benefit Amount (Total Adjusted Purchase Payments of $95,000).

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2013 and for each of the periods presented which are incorporated by reference from the 2013 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report

Statements of Financial Condition

Statements of Operations

Statements of Stockholder’s Equity

Statements of Cash Flows

Notes to Financial Statements

(b)	Exhibits

1.	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-061494, filed on June 24, 2011, and incorporated by reference herein.

	(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

4.	(a)	Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-2170); Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-09-049938, filed on October 13, 2009, and incorporated by reference herein.

	(b)	(1) Qualified Retirement Plan Rider (Form No. 20-24200); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) Qualified Retirement Plan Rider (Form No. 20-2269); Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-13-000849 filed on February 7, 2013 and incorporated by reference herein.

	(c)	(1) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2156); Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(3) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2270); Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-13-000849 filed on February 7, 2013 and incorporated by reference herein.

	(d)	(1) Individual Retirement Annuity Rider (Form No. 20-28900); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) Individual Retirement Annuity Rider (Form No. 20-2266); Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-13-000849 filed on February 7, 2013 and incorporated by reference herein.

	(e)	(1) Roth Individual Retirement Annuity Rider (Form No. 20-29000); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) Roth Individual Retirement Annuity Rider (Form No. 20-2267); Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-13-000849 filed on February 7, 2013 and incorporated by reference herein.

	(f)	(1) SIMPLE Individual Retirement Annuity Rider (Form No. 20-29100); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

(2) SIMPLE Individual Retirement Annuity Rider (Form No. 20-2268); Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-13-000849 filed on February 7, 2013 and incorporated by reference herein.

	(g)	Stepped-Up Death Benefit Rider (Form No. 20-2172) ; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-09-025191, filed on July 24, 2009, and incorporated by reference herein.

	(h)	Guaranteed Withdrawal Benefit III-A Rider (Form No. 20-2171); Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(i)	(1) DCA Plus Fixed Option Rider (Form No. 20-2103); Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-09-025191, filed on July 24, 2009, and incorporated by reference herein.

(2) DCA Plus Fixed Option Rider (Form No. 20-2219); Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-11-063393, filed on July 1, 2011, and incorporated by reference herein.

	(j)	Guaranteed Withdrawal Benefit VI Rider — Single Life (Form No. 20-2202); Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-11-038228, filed on April 22, 2011, and incorporated by reference herein.

	(k)	Guaranteed Withdrawal Benefit VI Rider — Joint Life (Form No. 20-2203); Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-11-038228, filed on April 22, 2011, and incorporated by reference herein.

	(l)	Guaranteed Withdrawal Benefit XI Rider — Single Life (Form No. 20-2260); included in Registration Statement on Form N-4, File No. 333-160773, Accession No. 0000950123-13-002353 filed on April 18, 2013 and incorporated by reference herein.

	(m)	Guaranteed Withdrawal Benefit XI Rider — Joint Life (Form No. 20-2261); included in Registration Statement on Form N-4, File No. 333-160773, Accession No. 0000950123-13-002353 filed on April 18, 2013 and incorporated by reference herein.

	(n)	Death Benefit Endorsement (Form No. 15-2304-2)

	(o)	Stepped-up Death Benefit II Rider (Form No. 20-2306-2)

5.	(a)	Variable Annuity Application; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-09-049938, filed on October 13, 2009, and incorporated by reference herein.

	(b)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-6B); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

6.	(a)	Articles of Incorporation of PM Group Life; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(b)	Amended and Restated Articles of Incorporation of PL&A; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(c)	By-laws of Pacific Life & Annuity Company; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.
7.	Not applicable

8.	(a)	Pacific Select Fund Participation Agreement and Addendums thereto (to add the Strategic Value and Focused 30 Portfolios, add nine new Portfolios, and add the Equity Income and Research Portfolios); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(b)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

	(c)	Fund Participation Agreement Between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; Included in Registration Statement on Form N-4, File No. 333-71081, Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein.

	(d)	Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

	(e)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

	(f)	Form of BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-13-399519 filed on October 15, 2013, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-13-399519 filed on October 15, 2013, and incorporated by reference herein.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(4) Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-13-399519 filed on October 15, 2013, and incorporated by reference herein.

(5) Fifth Amendment to Participation Agreement

	(g)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(2)	Addendum to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-11-038228, filed on April 22, 2011, and incorporated by reference herein.

	(3)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-147281 filed on April 17, 2014, and incorporated by reference herein.

(h)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

(i)	Form of BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

	(1)	First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Administrative Services Agreement

	(3)	Third Amendment to Administrative Services Agreement

(j)	Form of Franklin Templeton Services, LLC Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

	(1)	First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-12-503096 filed on December 14, 2012, and incorporated by reference herein.

	(3)	Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-12-503096 filed on December 14, 2012, and incorporated by reference herein.

(k)	Form of AIM Variable Insurance Funds Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-12-006439 filed on April 24, 2012, and incorporated by reference herein.

(l)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(m)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(n)	Form of GE Investments Funds, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement

	(3)	Third Amendment to Participation Agreement

(o)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(p)	Form of Van Kampen Life Investment Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(q)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(r)	Form of Van Kampen Asset Management Administrative Services Letter Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

(s)	Form of GE Investments Funds, Inc. Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(1)	First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Investor Services Agreement

(t)	Form of PIMCO Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-11-038228, filed on April 22, 2011, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-11-038228, filed on April 22, 2011, and incorporated by reference herein.

(u)	Form of Allianz Global Investors Distributors LLC Selling Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(v)	Form of PIMCO LLC Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(1)	First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-12-503096 filed on December 14, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-147281 filed on April 17, 2014, and incorporated by reference herein.

(w)	Form of MFS Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-11-038228, filed on April 22, 2011, and incorporated by reference herein.

(x)	Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(y)	Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0000950123-10-067410, filed on July 23, 2010, and incorporated by reference herein.

(z)	Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0000950123-10-067410, filed on July 23, 2010, and incorporated by reference herein.

(aa)	Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0000950123-10-067410, filed on July 23, 2010, and incorporated by reference herein.

(bb)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-12-006439 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-12-006439 filed on April 24, 2012, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-12-006439 filed on April 24, 2012, and incorporated by reference herein.

	(cc)	Service Contract with Fidelity Distributors Corporation; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-12-006439 filed on April 24, 2012, and incorporated by reference herein.

(1) Amendment to Service Contract; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-12-006439 filed on April 24, 2012, and incorporated by reference herein.

	(dd)	Participation Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-12-006439 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-147281 filed on April 17, 2014, and incorporated by reference herein.

	(ee)	Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-12-006439 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-147281 filed on April 17, 2014, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement

	(ff)	Support Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-12-006439 filed on April 24, 2012, and incorporated by reference herein.

(1) First Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-147281 filed on April 17, 2014, and incorporated by reference herein.

	(gg)	Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

	(hh)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-12-503096 filed on December 14, 2012, and incorporated by reference herein.

	(ii)	Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-12-503096 filed on December 14, 2012, and incorporated by reference herein.

	(jj)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC.; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(kk)	Administrative Services Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(ll)	Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(mm)	Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(nn)	Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(oo)	Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-12-503096 filed on December 14, 2012, and incorporated by reference herein.

(1) First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-12-503096 filed on December 14, 2012, and incorporated by reference herein.

	(pp)	Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-12-503096 filed on December 14, 2012, and incorporated by reference herein.

	(qq)	Exhibit B to the Pacific Select Fund Participation Agreement

9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-09-025191, filed on July 24, 2009, and incorporated by reference herein.

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-147281 filed on April 17, 2014, and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-13-000849 filed on February 7, 2013 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, Chairman and Chief Executive Officer

Khanh T. Tran	Director, President and Chief Financial Officer

Adrian S. Griggs	Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Jane M. Guon	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

Pacific Destinations—Approximately	4 Qualified
9 Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, COLI VI Separate Account, COLI X Separate Account, COLI XI Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 15th day of August, 2014.

SEPARATE ACCOUNT A (Registrant)

By: PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris* Director, Chairman and Chief Executive Officer

By: PACIFIC LIFE & ANNUITY COMPANY (Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman and Chief Executive Officer	August 15, 2014
James T. Morris*

	Director, President and Chief Investment Officer	August 15, 2014
Khanh T. Tran*

	Executive Vice President and Chief Financial Officer	August 15, 2014
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	August 15, 2014
Sharon A. Cheever*

	Director, Vice President and Secretary	August 15, 2014
Jane M. Guon*

	Senior Vice President and Chief Accounting Officer	August 15, 2014
Edward R. Byrd*

	Vice President and Controller	August 15, 2014
Brian D. Klemens*

	Executive Vice President	August 15, 2014
Dewey P. Bushaw*

	Vice President and Treasurer	August 15, 2014
Joseph W. Krum*

*By:	/s/ SHARON A. CHEEVER	August 15, 2014
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 9 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-160773, Accession No. 0000950123-13-000849, filed on February 7, 2013, as Exhibit 13.)